Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

3. Fair Value Measurements

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, are described as follows:

Level 1 – Valuation is based on quoted prices in active markets for identical assets or liabilities. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 – Valuation is based on observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using unobservable inputs to pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

In certain cases, inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Plan’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

The following is a description of the valuation methodologies used for assets measured at fair value.

Pooled separate accounts (“PSA”): Valued daily based on the market value of the underlying net assets in each separate account. The majority of the underlying net assets have observable Level 1 and/or 2 quoted pricing inputs which are used to determine the unit value of the PSA which is not publicly quoted. These PSAs are classified as Level 1. The redemption frequency of each of these PSAs is daily, and there are no redemption restrictions.

401(k) PLAN AS ADOPTED BY AVIDIA BANK

Notes to Financial Statements (continued)

December 31, 2025 and 2024

3. Fair Value Measurements (continued)

Collective investment trusts ("CIT"): Prior to April 14, 2025, the CITs were valued at either the closing price reported on the active market on which the individual securities are traded or valued at the net asset value ("NAV") of units of a collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value or is a readily determinable fair value and is the basis for the current transactions. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Trust to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the Trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

Effective April 14, 2025, the CITs include the Principal Lifetime Hybrid CITs. Principal Lifetime Hybrid CITs invest in a collective trust fund as well as a variety of separate accounts and mutual funds that seek total return consisting of long-term growth of capital and current income, consistent with the investment strategy of an investor with a specific target retirement date. Principal Lifetime Hybrid CITs are valued at NAV per unit held by the Plan at year-end as reported by Principal, which is based on the fair value of the underlying investments held by the fund less its liabilities. Participant transactions may occur daily.

If the Plan were to initiate a full redemption of the CIT, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities' liquidations will be carried out in an orderly business manner.

Self-directed brokerage accounts: Actively traded money market funds are measured at NAV and classified as Level 1. The fair value of common stock and exchange-traded funds are determined using quoted prices in active markets and are classified as Level 1. The fair value of mutual funds is determined by the NAV which represents the exit price. Mutual funds are classified as Level 1 as they are traded in active markets and quoted prices are available.

Marketable equity securities: Valued at the closing market price as of the last trade date of the year. Marketable equity securities include shares of Avidia Bancorp, Inc. common stock.

Certificates of deposit: Certificates of deposit are measured at amortized cost, which approximates fair value.

Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Trust are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Trust are deemed to be actively traded.

401(k) PLAN AS ADOPTED BY AVIDIA BANK

Notes to Financial Statements (continued)

December 31, 2025 and 2024

3. Fair Value Measurements (continued)

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
December 31, 2025
Pooled separate accounts	$32,262,016	$-	$-	$32,262,016
Collective investment trusts	15,834,329	-	-	15,834,329
Self-directed brokerage accounts	1,139,277	-	-	1,139,277
Marketable equity securities	9,316,060	-	-	9,316,060
Total assets at fair value	$58,551,682	$-	$-	$58,551,682

The following table sets forth by level, within the fair value hierarchy, the Trust’s assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
December 31, 2024
Certificates of deposit	$9,009,306	$-	$-	$9,009,306
Collective investment trusts	172,509,488	-	-	172,509,488
Marketable equity securities	252,509,360	-	-	252,509,360
Mutual funds	150,095,062	-	-	150,095,062
Self-directed brokerage accounts	320,467	-	-	320,467
Investments measured in the fair value hierarchy	584,443,683	-	-	584,443,683
Investments measured at NAV (a)	-	-	-	1,448,474,544
Total investments, at fair value	$584,443,683	$-	$-	$2,032,918,227
a)
In accordance with FASB ASC 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

There were no transfers to or from Levels 1, 2, and 3 during the years ended December 31, 2025 and 2024.

401(k) PLAN AS ADOPTED BY AVIDIA BANK

Notes to Financial Statements (continued)

December 31, 2025 and 2024

3. Fair Value Measurements (continued)

Investments Measured Using the NAV per Share Practical Expedient

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Trust.

	Fair Value 2024	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Collective investment trusts:
Equity	$690,994,086	$-	Daily	1 to 2 Days
Diversified	215,548,010	-	Daily	1 to 2 Days
Fixed income	351,968,282	-	Daily	1 to 2 Days
International equities	175,120,739	-	Daily	1 to 10 Days
Hedge funds:
Multi-strategy (a)	307,794	-	Quarterly	90 Days
Global opportunities (b)	2,513,319	-	Quarterly	90 Days
Private investments (c)	12,022,314	-	Quarterly	90 Days
	$1,448,474,544	$-

a)
This category includes investments in hedge funds that pursue multiple strategies to diversify risks and reduce volatility. Fund objectives are to seek above-average rates of return and long-term capital growth through investments, which are funds with a diversified portfolio of private investment entities and/or separately managed accounts managed by investment managers or achieve superior risk-adjusted capital appreciation over the long-term, generally through an investment, which invests in private investment funds and discretional managed accounts, structured notes, swaps or other similar products. The fair values of the investments in this category have been determined using the NAV per share of the fund(s).
b)
This category has an investment strategy to pursue a hybrid absolute return via portfolio managers, secondaries and co-investments with a flexible and opportunistic mandate tactically allocating capital to look to capitalize on market dislocations and inefficiencies. The opportunities are expected to fall within the following strategies: Niche Alternatives and Private Credit and Hedge Fund secondaries. The fair value of the investments in this category have been determined using the last sales price, for listed securities, and in accordance with the agreement terms for portfolio-managed investments, notes, swaps, and other similar products.
c)
The fund’s investment objective is to invest in highly attractive, select investment opportunities by maintaining investments through private investment entities and/or separately managed accounts with investment management professionals (each a Manager and collectively, the Managers) specializing in various alternative investment strategies. The Managers have broad investment experience and the ability to leverage their existing relationships with corporate management teams, investment banks, and other institutions to gain access to certain investment opportunities. As such, the Manager is presented with “best idea” investment opportunities, typically in asset classes where market dislocations or other events have created attractive investment opportunities. The Managers are not restricted in the investment strategies that they may employ across different asset classes and regions. The Manager anticipates that any number of strategies will be eligible for consideration for investment by the fund and the fund reserves the right to invest in any particular strategy or asset class it deems appropriate.